ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	¥ 4,005,568	$ 580,753	¥ 5,764,513	¥ 3,495,709
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	(105,634)	(15,315)	897,670	88,842
Prepaid expenses and other assets	987	143	11,378	253,185
Fair Value Change of Foreign Exchange Options	4,704	682
Net cash (used in) provided by operating activities	5,922,515	858,683	5,789,700	5,325,810
Cash Flows from Investing Activities:
Loans payment to subsidiaries and VIEs	(59,826,361)	(8,674,007)	(40,168,794)	(38,720,482)
Purchase of Foreign Exchange Options	14,549	2,109
Net cash used in Investing Activities	(7,355,975)	(1,066,515)	(6,064,328)	892,770
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon IPO	239,125	34,670
Repayments of bank loans	642,952	93,219	150,000	200,000
Net cash provided by financing activities	3,204,068	464,548	2,263,720	(3,282,400)
Effect of foreign exchange rate changes	(18,192)	(2,640)	(3,411)	2,236
Net (decrease) increase in cash and cash equivalents	1,752,416	254,076	1,985,681	2,938,416
Cash, cash equivalents, and restricted cash, beginning of year	8,759,947	1,270,073	6,774,266	3,835,850
Cash, cash equivalents, and restricted cash, end of year	10,512,363	1,524,149	8,759,947	6,774,266
Supplemental disclosure of significant non-cash investing and financing activities:
Payables for dividends:	177,518	25,738	276,991
Payables for capitalized issuance costs	15,904	2,306
360 Finance, Inc | Reportable legal entities
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	4,024,173	583,450	5,781,725	3,496,606
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs	(4,058,218)	(588,386)	(5,838,474)	(3,500,636)
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	(31,896)	(4,624)	31,197	(2,625)
Prepaid expenses and other assets	(6,325)	(917)
Amounts due from subsidiaries and VIEs	10,134	1,469		(65,801)
Fair Value Change of Foreign Exchange Options	4,704	682
Net cash (used in) provided by operating activities	(66,836)	(9,690)	(25,552)	(72,456)
Cash Flows from Investing Activities:
Investments in subsidiaries	(2,672,543)	(387,482)	(185,204)
Loans payment to subsidiaries and VIEs	(1,091,928)	(158,314)	(338,982)
Purchase of Foreign Exchange Options	(14,549)	(2,109)
Proceeds of Foreign Exchange Options	17,890	2,594
Net cash used in Investing Activities	1,583,956	229,653	(153,778)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon IPO	254,916	36,959
Payment of IPO costs	(3,137)	(455)
Repayments of bank loans	(492,952)	(71,471)
Dividends to shareholders	(988,586)	(143,331)
Proceeds from short term loans	190,179	27,573	169,291	86,305
Net cash provided by financing activities	(1,039,580)	(150,725)	169,291	86,305
Effect of foreign exchange rate changes	(20,334)	(2,948)	(2,404)	(1,194)
Net (decrease) increase in cash and cash equivalents	457,206	66,290	(12,443)	12,655
Cash, cash equivalents, and restricted cash, beginning of year	7,117	1,031	19,560	6,905
Cash, cash equivalents, and restricted cash, end of year	464,323	67,321	7,117	¥ 19,560
Supplemental disclosure of significant non-cash investing and financing activities:
Payables for dividends:	177,518	25,738	¥ 276,991
Payables for capitalized issuance costs	¥ 15,454	$ 2,240